Label	Element	Value
Mandatory reserve deposits at central banks	ifrs-full_MandatoryReserveDepositsAtCentralBanks	£ 636,000,000
Mandatory reserve deposits at central banks	ifrs-full_MandatoryReserveDepositsAtCentralBanks	720,000,000
Mandatory reserve deposits at central banks	ifrs-full_MandatoryReserveDepositsAtCentralBanks	871,000,000
Bank balances at central banks other than mandatory reserve deposits	ifrs-full_BankBalancesAtCentralBanksOtherThanMandatoryReserveDeposits	23,544,000,000
Bank balances at central banks other than mandatory reserve deposits	ifrs-full_BankBalancesAtCentralBanksOtherThanMandatoryReserveDeposits	42,666,000,000
Bank balances at central banks other than mandatory reserve deposits	ifrs-full_BankBalancesAtCentralBanksOtherThanMandatoryReserveDeposits	25,675,000,000
Net Non Trading Other Cash Equivalents	san_NetNonTradingOtherCashEquivalents	7,425,000,000
Net Non Trading Other Cash Equivalents	san_NetNonTradingOtherCashEquivalents	5,441,000,000
Net Non Trading Other Cash Equivalents	san_NetNonTradingOtherCashEquivalents	£ 7,558,000,000
Reverse repurchase agreements - non-trading [Member]
Disclosure of repurchase and reverse repurchase agreements [text block]	ifrs-full_DisclosureOfRepurchaseAndReverseRepurchaseAgreementsExplanatory

		Group
	2020	2019
	£m	£m
Agreements with banks	1,258	2,161
Agreements with customers	18,341	21,475
	19,599	23,636

Parent [member]
Disclosure Of Other Financial Liabilities At Fair Value Through Profits Or Loss Explanatory [Table Text Block]	san_DisclosureOfOtherFinancialLiabilitiesAtFairValueThroughProfitsOrLossExplanatoryTableTextBlock
8. OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	2020	2019
	£m	£m
Medium-term notes	1,425	—
	1,425	—

Other financial liabilities at FVTPL comprised £1,425m of other financial liabilities designated at fair value through profit or loss.
In 2020, as part of MREL requirements, the Company issued £1,425m of debt securities, which were then downstreamed to Santander UK plc.
Gains and losses arising from changes in the credit spread of securities issued by the Santander UK group reverse over the contractual life of the debt, provided that the debt is not repaid at a premium or a discount. The cumulative net gain or loss at 31 December 2020 , and net gain or loss for the year attributable to changes in the Santander UK group’s own credit risk on the above securities was £nil and has been included in profit and loss to offset credit risk on internal MREL assets held which are required to be recorded at fair value through profit and loss in accordance with IFRS9.

At 31 December 2020, the amount that would be required to be contractually paid at maturity of the securities above was £21m lower than the carrying value.

Disclosure of Details of Subordinated Liabilities [Table Text Block]	san_DisclosureOfDetailsOfSubordinatedLiabilitiesTableTextBlock

		2020	2019
Dated subordinated liabilities	Maturity	£m	£m
4.75% Subordinated notes (US$1,000m)	2025	536	763
5.625% Subordinated notes (US$500m)	2045	294	379
		830	1,142

Disclosure of expenses [text block]	ifrs-full_DisclosureOfExpensesExplanatory
2. OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT LOSSES, PROVISIONS AND CHARGES
These comprise wages and salaries of £7m (2019: £7m) recharged by the operating company, Santander UK plc. In 2020 and 2019, the Company had no full-time staff as they are all employed by Santander UK plc.